SCHEDULE OF TAXES PAYABLE (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxes Payable
VAT	$ 281	$ 268
Income tax	7	6
Property tax
Other	27	7
Taxes payable	$ 315	$ 281